Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions

Summary of the related party transactions discussed in all sections above.

	Years Ended December 31,
	2012	2011	2010

	(Millions)

Revenues	$-	$310	$265
Product costs	300	802	676
Operating and maintenance expenses
Employee costs	269	236	217
Other	-	305	297
Selling, general, and administrative expenses
Employee direct costs	287	232	213
Employee allocated costs	184	118	130